Xtrackers Net Zero Pathway Paris Aligned US Equity ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	30 Months Ended	60 Months Ended	66 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive ISS ESG United States Net Zero Pathway Enhanced Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.07%		18.71%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	24.04%	19.59%	14.53%	15.38%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.36%		18.07%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.98%		14.35%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.94%		18.64%
Performance Inception Date	Jun. 28, 2022